Prepayments and other assets (Tables)	12 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayment and other assets

Prepayment and other assets consisted of the following as of September 30, 2024, and 2023:

	2024	2023
Deposits	$8,756	$8,546
Employee petty cash	999	980
Prepaid R&D supplies	48,787	162
Pending deduction of VAT on purchases	96,740	91,961
Total	$155,282	$101,649